Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2020
Entity Registrant Name	dei_EntityRegistrantName	Tidal ETF Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001742912
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 22, 2020
Document Effective Date	dei_DocumentEffectiveDate	Jun. 22, 2020
Prospectus Date	rr_ProspectusDate	Dec. 11, 2019
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
RPAR Risk Parity ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	RPAR Risk Parity ETF
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to the
Summary Prospectus and Prospectus
dated December 11, 2019 of the
RPAR Risk Parity ETF (RPAR)
June 22, 2020

The first paragraph and table under “Fund Summary - Principal Investment Strategies - The RPAR Index” are deleted and replaced with the following:

The RPAR Index allocates its exposure to the four asset classes described below using a “risk-parity” approach that seeks to achieve an equal balance between the risk associated with each asset class based on the long-term historic volatility exhibited by each asset class. This means that lower risk asset classes (such as U.S. Treasury Inflation Protected Securities (“TIPS”)) will generally have higher notional allocations than higher risk asset classes (such as global equities). The RPAR Index seeks long-term risk exposure and long-term target allocations across asset classes as follows:

Long-Term Target Risk Allocation	Long-Term Target Asset Allocation	Asset Class	Sub-Class
25%	35%	TIPS	Long-Term TIPS (15+ years)
25%	25%	Global Equities	U.S. Equities
			Non-U.S. Developed Markets Equities
			Emerging Markets Equities
25%	25%	Commodities	Commodity Producer Equities
			Gold
25%	15%*	U.S. Treasuries	U.S. Treasury Bills U.S. Treasury Futures
* U.S. Treasury bills serve as collateral for 10-year U.S. Treasury note futures with notional exposure of 60% of the RPAR Index.
In an effort to achieve risk balance across the asset classes, the RPAR Index methodology prescribes modifications to the asset class allocations based on the level of 10-year U.S. Treasury note yields and, as a result, the current allocations across asset classes in the RPAR Index may differ from the long-term target asset allocations for a period of time.  The RPAR Index is rebalanced quarterly.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Supplement Closing [Text Block]	ck0001742912_SupplementClosingTextBlock	Please retain this Supplement with your Summary Prospectus and Prospectus for future reference.
RPAR Risk Parity ETF | RPAR Risk Parity ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	RPAR